Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements [Abstract]
Disclosure of maturity analysis of operating lease payments [Table Text Block]
	2023	2022
Within one year	$20,726	$21,016
After one year but not more than five years	9,544	25,574
More than five years	4,144	4,962
	$34,414	$51,552